OTHER EXPENSES (Tables)	12 Months Ended
Mar. 31, 2021
OTHER EXPENSES
Schedule of other operating expenses

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Amortization of intangible assets	$16,166	$27,997	$22,680
Depreciation of property and equipment	7,763	13,651	4,515
Bad debt expense	34,260	80,050	123,288
Share-based compensation	6,492	12,250	5,916
	$64,681	$133,948	$156,399

Schedule of employee expenses

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Wages, salaries and commissions	$160,127	$211,457	$233,575
Benefits	14,755	22,218	22,315
	$174,882	$233,675	$255,890